Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from (used in) from operating activities
Net loss for the year:	$ (60,268)	$ (126,948)
Adjust for:
Depreciation (Note 7)	1,814	2,126
Share-based payments (Note 11)	35,146	31,389
Mark-to-market loss on convertible debenture (Note 9)	2,863	75,123
Interest expense on convertible debentures (Note 9)	2,179	3,729
Interest on lease liabilities (Note 10)	207	265
Deferred income tax (recovery) expense (Note 17)	(1,042)	1,122
Unrealized foreign exchange (gain) loss	(1,017)	68
Loss (gain) on sale of assets (Note 5, 6)	85	(3,595)
Other non-cash items	0	(16)
Operating cash flows before working capital	(20,033)	(16,737)
Changes in working capital items:
Amounts receivable	(623)	(873)
Prepaid expenses and other	(1,137)	(329)
Accounts payable and accrued liabilities	1,617	1,151
Cash used in operating activities	(20,176)	(16,788)
Cash flows used in investing activities
Expenditures on exploration and evaluation assets (Note 6)	(67,699)	(45,733)
Proceeds on sale of assets	0	192
Acquisition of equipment, net of disposals	(354)	(1,181)
Deposits	0	9
Cash used in investing activities	(68,053)	(46,713)
Cash flows from (used in) financing activities
Proceeds from bought-deal financing, net of share issuance costs (Note 11)	0	163,290
Proceeds from common share issuance on ASX, net of share issuance costs (Note 11)	0	1,039
Shares issued from IsoEnergy Ltd. for cash from private placements, net of share issuance costs	6,244	0
Issuance of convertible debentures from IsoEnergy Ltd., net of issue costs (Note 9)	5,296	0
Proceeds from exercise of options and warrants (Note 11)	10,717	30,988
Payment of lease liabilities (Note 10)	(913)	(1,003)
Interest paid on convertible debentures (Note 9)	(1,489)	(2,963)
Cash provided by financing activities	19,855	191,351
Foreign exchange gain (loss) on cash	1,017	(68)
(Decrease) increase in cash	(67,357)	127,782
Cash, beginning of year	201,804	74,022
Cash, end of year	$ 134,447	$ 201,804